NON-CONTROLLING INTEREST (Tables)	6 Months Ended
Sep. 30, 2012
NON-CONTROLLING INTEREST [Abstract]
Schedule of Non-controlling Interest

Non-controlling interest consisted of the following:

	Contributed and additional paid- in capital	Earnings and losses	Other Comprehensive Income	Total non-controlling interest

Balance at March 31, 2012	$-	$-	$-	$-

Current period earnings and losses	-	(52,360)	-	(52,360)

Balance at September 30, 2012	$-	$(52,360)	$-	$(52,360)